Geographic information (Tables)	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
Schedule of lease revenues by individual countries
The following table presents the percentage of lease revenue attributable to individual countries representing at least 10% of our total lease revenue in any year presented, based on each lessee’s principal place of business, for the years ended December 31, 2019, 2018 and 2017:

	Year Ended December 31,
	2019		2018		2017
	Amount	%	Amount	%	Amount	%
China (a)	$874,145	18.7%	$639,316	14.1%	$648,343	13.8%
United States	511,676	10.9%	528,687	11.6%	568,999	12.1%
Other countries (b)	3,296,445	70.4%	3,369,090	74.3%	3,496,460	74.1%
Total	$4,682,266	100.0%	$4,537,093	100.0%	$4,713,802	100.0%

(a)	Includes mainland China, Hong Kong and Macau.
(b)
No individual country within this category including Ireland, where our headquarters is located, accounts for more than 10% of our lease revenue.
Schedule of long-lived assets by individual countries
The following table presents the percentage of long-lived assets, including flight equipment held for operating leases, flight equipment held for sale, net investment in finance and sales-type leases and maintenance rights assets, attributable to individual countries representing at least 10% of our total long-lived assets in any year presented, based on each lessee’s principal place of business, as of December 31, 2019 and 2018:

	As of December 31,
	2019		2018
	Amount	%	Amount	%
China (a)	$7,965,456	21.0%	$7,639,347	20.5%
United States	4,395,161	11.6%	4,381,348	11.8%
Other countries (b)	25,609,668	67.4%	25,234,447	67.7%
Total	$37,970,285	100.0%	$37,255,142	100.0%

(a)	Includes mainland China, Hong Kong and Macau.

(b)	No individual country within this category including Ireland, where our headquarters is located, accounts for more than 10% of our long-lived assets.